OPERATING LEASES (Details Narrative)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating Leases
Operating lease description	Consequently, the Company uses 3-year Indonesia Government Bond Yield as the applicable lease discount rate of new lease agreements since 2025.
Weighted average discount rate	6.82%	10.00%